RESERVES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018
RESERVES
Foreign currency translation	$ 765,930	$ 1,288,896	$ 1,288,896	$ 789,598	$ 765,930
Share-based payments	4,885,232	4,755,597	4,755,597	5,220,334	4,885,232
Total reserves				$ 6,009,932	$ 5,651,162
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	765,930	1,288,896
Add: net currency translation gain / (loss)	23,668	(522,966)	(130,655)
Balance at the end of the financial year	789,598	765,930	1,288,896
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	4,885,232	4,755,597
Add: share-based payments expense	341,201	129,635	120,287
Less: Reversal of forfeited/lapsed options	(6,099)
Balance at the end of the financial year	$ 5,220,334	$ 4,885,232	$ 4,755,597